Quarterly Holdings Report
for

Fidelity® Pennsylvania Municipal Income Fund

March 31, 2021

PFL-QTLY-0521
1.814657.116

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 91.2%
	Principal Amount	Value
Guam - 0.1%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.25% 10/1/34 (a)	700,000	752,826
Pennsylvania - 89.8%
Allegheny County Series C:
5% 12/1/28	$1,000,000	$1,158,542
5% 12/1/30	1,365,000	1,581,410
Allegheny County Arpt. Auth. Rev. Series 2006 B, 5% 1/1/22 (Escrowed to Maturity) (a)	1,650,000	1,706,685
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev.:
Series 2017, 5% 10/15/47	1,660,000	1,839,879
Series 2018:
5% 3/1/33	1,570,000	1,899,083
5% 3/1/34	2,250,000	2,712,873
Allegheny County Sanitation Auth. Swr. Rev. Series 2018, 5% 6/1/43	4,750,000	5,737,007
Bethlehem Area School District Series 2016 A, 5% 2/1/23 (FSA Insured)	1,000,000	1,084,194
Bucks County Indl. Dev. Auth. Hosp. Rev. Series 2021:
5% 7/1/41	2,500,000	2,936,641
5% 7/1/54	4,500,000	5,180,318
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.) Series 2015 A:
5% 7/1/26	500,000	583,853
5% 7/1/27	490,000	570,515
5% 7/1/28	540,000	625,516
5% 7/1/29	710,000	818,308
5% 7/1/30	685,000	786,119
5% 7/1/35	1,885,000	2,137,110
5% 7/1/39	6,675,000	7,503,952
Cap. Region Wtr. Wtr. Rev. Series 2018:
5% 7/15/28	1,300,000	1,621,147
5% 7/15/30	1,500,000	1,889,719
5% 7/15/31	1,250,000	1,568,089
Central Bradford Prog. Auth. Rev. Series 2011, 5.375% 12/1/41 (Pre-Refunded to 12/1/21 @ 100)	2,000,000	2,068,577
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.):
Series 2016 A:
4% 11/15/32	350,000	383,496
4% 11/15/34	250,000	272,829
4% 11/15/35	200,000	217,881
5% 11/15/28	840,000	984,138
5% 11/15/29	1,625,000	1,893,499
5% 11/15/30	685,000	795,181
5% 11/15/46	6,605,000	7,616,276
Series 2016 B:
4% 11/15/40	600,000	647,363
4% 11/15/47	3,605,000	3,858,062
Series 2018 A:
5% 11/15/26	1,140,000	1,387,560
5% 11/15/27	225,000	279,381
5% 11/15/28	200,000	245,740
5% 11/15/29	200,000	243,951
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2017 A, 5% 10/1/35	2,125,000	2,605,866
Commonwealth Fing. Auth. Rev.:
Series 2019 B:
5% 6/1/28	1,000,000	1,255,968
5% 6/1/29	1,000,000	1,274,793
5% 6/1/30	1,000,000	1,294,944
5% 6/1/31	1,150,000	1,514,639
Series 2020 A, 5% 6/1/32	3,500,000	4,488,960
Cumberland County Muni. Auth. Rev. (Dickinson College Proj.):
Series 2012, 5% 11/1/37	1,520,000	1,621,172
Series 2016:
5% 5/1/30	1,000,000	1,174,144
5% 5/1/31	500,000	587,049
5% 5/1/32	750,000	880,320
5% 5/1/33	2,210,000	2,594,458
5% 5/1/34	1,000,000	1,173,870
Dallas Area Muni. Auth. Univ. Rev. (Misericordia Univ. Proj.) Series 2019:
5% 5/1/39	1,100,000	1,266,020
5% 5/1/48	4,000,000	4,530,836
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A:
5% 6/1/34	1,275,000	1,497,225
5% 6/1/35	1,000,000	1,170,255
5% 6/1/36	500,000	583,311
Delaware County Auth. Rev. Series 2017, 5% 7/1/25	1,000,000	1,126,086
Delaware County Auth. Univ. Rev. Series 2012:
5% 8/1/21	350,000	355,339
5% 8/1/22	300,000	318,591
Doylestown Hosp. Auth. Hosp. Rev.:
Series 2013 A:
5% 7/1/23	1,090,000	1,173,782
5% 7/1/27	2,500,000	2,663,440
Series 2016 A, 5% 7/1/46	3,500,000	3,805,856
Series 2019, 4% 7/1/45	1,350,000	1,402,889
Dubois Hosp. Auth. Hosp. Rev.:
(Penn Highlands Healthcare Proj.) Series 2018, 5% 7/15/25	200,000	232,646
Series 2020:
5% 7/15/31	1,030,000	1,234,360
5% 7/15/34	1,000,000	1,186,571
5% 7/15/36	1,400,000	1,652,553
5% 7/15/39	1,160,000	1,358,999
Fox Chapel Area School District Series 2013:
5% 8/1/31	3,080,000	3,338,992
5% 8/1/34	1,000,000	1,082,559
Geisinger Auth. Health Sys. Rev.:
Series 2014 A, 4% 6/1/41	2,000,000	2,137,416
Series 2017 A2, 5% 2/15/39	1,880,000	2,240,683
Indiana County Hosp. Auth. Series 2014 A, 6% 6/1/39	1,625,000	1,731,870
Lackawanna County Indl. Dev. Auth. Rev. (Univ. of Scranton Proj.) Series 2017:
5% 11/1/24	590,000	676,066
5% 11/1/25	665,000	784,810
5% 11/1/27	1,105,000	1,369,421
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2016:
5% 8/15/31	1,000,000	1,202,162
5% 8/15/33	1,000,000	1,200,330
5% 8/15/34	1,000,000	1,198,287
5% 8/15/36	1,000,000	1,196,838
Lehigh County Gen. Purp. Auth. Rev. (Muhlenberg College Proj.) Series 2017, 5% 2/1/39	4,010,000	4,784,730
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 A:
5% 7/1/36	2,905,000	3,661,425
5% 7/1/44	5,000,000	6,173,097
Lower Paxton Township Series 2014:
5% 4/1/40 (Pre-Refunded to 4/1/24 @ 100)	3,420,000	3,900,129
5% 4/1/44 (Pre-Refunded to 4/1/24 @ 100)	1,295,000	1,476,803
Monroe County Hosp. Auth. Rev. Series 2016, 5% 7/1/33	3,675,000	4,355,129
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A:
5% 10/1/21	245,000	248,907
5% 10/1/22	275,000	288,078
5% 10/1/23	1,305,000	1,405,304
5% 10/1/24	335,000	369,140
5% 10/1/25	750,000	823,210
5% 10/1/26	1,000,000	1,093,749
5% 10/1/27	1,000,000	1,089,277
Series 2016 A, 5% 10/1/40	4,000,000	4,358,639
Series 2018 A, 5% 9/1/26	1,500,000	1,821,659
Series 2019:
4% 9/1/34	2,500,000	2,898,853
4% 9/1/35	1,400,000	1,618,857
4% 9/1/36	1,200,000	1,382,810
4% 9/1/37	1,000,000	1,148,650
Montgomery County Indl. Dev. Auth.:
Series 2015 A, 5.25% 1/15/36	2,000,000	2,237,635
Series 2017:
5% 12/1/33	2,150,000	2,597,448
5% 12/1/35	1,000,000	1,202,814
5% 12/1/36	2,660,000	3,194,642
5% 12/1/37	1,515,000	1,819,325
Montour School District Series 2015 A:
5% 4/1/41	1,000,000	1,152,584
5% 4/1/42	1,000,000	1,149,767
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2018 A:
4% 8/15/48	4,500,000	4,972,414
5% 8/15/43	2,000,000	2,381,746
5% 8/15/48	2,500,000	2,957,723
Northampton County Gen. Purp. College Rev. (Lafayette College Proj.) Series 2017, 5% 11/1/47	2,170,000	2,611,616
Pennsylvania Ctfs. Prtn. Series 2018 A:
5% 7/1/28	400,000	498,638
5% 7/1/29	300,000	373,761
5% 7/1/30	375,000	465,248
5% 7/1/31	425,000	525,462
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.) Series 2016, 5% 5/1/35	2,000,000	2,292,505
(Thomas Jefferson Univ. Proj.) Series 2012:
5% 3/1/22	275,000	286,499
5% 3/1/23	585,000	621,823
First Series 2012:
5% 4/1/21	500,000	500,000
5% 4/1/22	600,000	628,560
5% 4/1/23 (Pre-Refunded to 4/1/22 @ 100)	800,000	838,736
5% 4/1/24 (Pre-Refunded to 4/1/22 @ 100)	1,100,000	1,153,261
Series 2016, 5% 5/1/33	2,200,000	2,531,511
Series 2018 A, 5% 2/15/48	4,000,000	4,843,971
Series 2019 A:
4% 3/1/37	750,000	856,560
5% 3/1/36	1,000,000	1,226,873
5% 3/1/38	1,000,000	1,219,679
5% 3/1/39	1,000,000	1,216,464
Series 2019:
4% 12/1/44	1,000,000	1,143,864
4% 12/1/48	1,000,000	1,138,628
Series AT-1 5% 6/15/31	5,000,000	5,894,213
Pennsylvania Hsg. Fin. Agcy.:
Series 2019 130A, 4% 10/1/49	1,845,000	2,007,126
Series 2019 131, 3.5% 4/1/49	4,770,000	5,154,479
Series 2020 13 2A, 3.5% 4/1/51	2,000,000	2,173,268
Series 2020 133:
5% 10/1/22	350,000	374,256
5% 10/1/23	400,000	444,605
5% 10/1/24	850,000	975,647
5% 10/1/27	650,000	804,153
5% 10/1/28	950,000	1,194,411
5% 4/1/29	100,000	126,352
5% 10/1/29	450,000	573,010
Series 2021 134B:
5% 10/1/22 (a)	1,175,000	1,256,432
5% 4/1/24 (a)	1,255,000	1,417,917
5% 10/1/25 (a)	370,000	437,585
5% 4/1/26 (a)	995,000	1,192,894
5% 10/1/26 (a)	1,500,000	1,821,111
Pennsylvania Pub. School Bldg. Auth. School Rev. Series 2014 B2:
5% 12/1/24	630,000	719,548
5% 12/1/24 (Escrowed to Maturity)	620,000	722,900
5% 12/1/25	335,000	384,830
5% 12/1/25 (Pre-Refunded to 12/1/24 @ 100)	915,000	1,066,860
5% 12/1/26	645,000	736,930
5% 12/1/26 (Pre-Refunded to 12/1/24 @ 100)	605,000	705,410
5% 12/1/27	360,000	409,640
5% 12/1/27 (Pre-Refunded to 12/1/24 @ 100)	650,000	757,879
Pennsylvania State Univ.:
Series 2015 A:
5% 9/1/30	1,100,000	1,291,422
5% 9/1/31	1,415,000	1,661,238
Series 2019 A, 5% 9/1/48	6,390,000	7,964,768
Pennsylvania Tpk. Commission Tpk. Rev.:
(Sub Lien Proj.) Series 2017 B-1, 5% 6/1/34	5,000,000	6,000,421
Series 2013 A2:
5% 12/1/28	500,000	604,300
5% 12/1/38	2,500,000	3,089,171
Series 2014 A, 5% 12/1/31	865,000	999,952
Series 2014 A2, 0% 12/1/40 (b)	5,500,000	5,652,281
Series 2017 A1:
5% 12/1/30	3,500,000	4,376,082
5% 12/1/31	2,000,000	2,491,665
5% 12/1/33	1,500,000	1,856,720
Series 2018 A2, 5% 12/1/43	5,000,000	6,099,879
Series 2020 B, 5% 12/1/50	5,000,000	6,293,203
Series 2021 A:
4% 12/1/44	4,000,000	4,614,408
4% 12/1/45	4,000,000	4,605,902
4% 12/1/50	2,000,000	2,289,935
Philadelphia Arpt. Rev.:
Series 2015 A, 5% 6/15/23 (a)	200,000	219,709
Series 2017 A, 5% 7/1/42	350,000	418,475
Series 2017 B:
5% 7/1/25 (a)	5,500,000	6,460,693
5% 7/1/31 (a)	1,000,000	1,197,242
5% 7/1/33 (a)	2,250,000	2,678,789
5% 7/1/37 (a)	5,065,000	5,972,124
5% 7/1/42 (a)	4,000,000	4,669,001
5% 7/1/47 (a)	3,035,000	3,518,371
Philadelphia Auth. for Indl. Dev.:
Series 2017, 5% 11/1/47	5,000,000	5,715,223
Series 2020 A, 4% 11/1/45	3,825,000	4,282,552
Series 2020 C:
4% 11/1/35	1,750,000	2,012,500
4% 11/1/36	1,500,000	1,718,932
series 2020 C, 4% 11/1/37	1,255,000	1,433,667
Series 2020 C, 4% 11/1/38	1,000,000	1,139,084
Philadelphia Gas Works Rev.:
Series 16 A, 5% 8/1/50 (FSA Insured)	8,835,000	10,941,344
5% 8/1/29	2,000,000	2,333,078
5% 8/1/30	1,500,000	1,742,905
5% 8/1/31	1,100,000	1,277,625
5% 10/1/33	1,500,000	1,803,323
5% 10/1/34	500,000	600,224
Philadelphia Gen. Oblig.:
Series 2017 A, 5% 8/1/30	1,500,000	1,856,683
Series 2019 B:
5% 2/1/38	3,000,000	3,762,418
5% 2/1/39	2,500,000	3,124,503
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev.:
(Children's Hosp. of Philadelphia Proj.) Series 2011 D, 5% 7/1/32	2,500,000	2,526,577
Series 2012 A, 5.625% 7/1/36	4,045,000	4,262,208
Philadelphia Redev. Auth. Rev.:
Series 2012:
5% 4/15/21	1,000,000	1,001,090
5% 4/15/25	2,230,000	2,336,558
Series 2015 A, 5% 4/15/29	3,000,000	3,497,073
Philadelphia School District:
Series 2016 F, 5% 9/1/34	4,000,000	4,808,596
Series 2018 A:
5% 9/1/29	1,250,000	1,587,590
5% 9/1/30	1,000,000	1,264,245
5% 9/1/33	1,000,000	1,250,031
Series 2019 A:
4% 9/1/37	2,100,000	2,387,852
4% 9/1/38	2,300,000	2,621,148
4% 9/1/39	2,000,000	2,270,158
Philadelphia Wtr. & Wastewtr. Rev.:
Series 2015 B, 5% 7/1/30	3,500,000	4,117,756
Series 2017 B:
5% 11/1/29	3,000,000	3,748,228
5% 11/1/30	3,700,000	4,592,711
Pittsburgh & Allegheny County Parking Sys. Series 2017:
5% 12/15/31	1,000,000	1,247,777
5% 12/15/32	500,000	622,196
5% 12/15/33	500,000	620,944
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2012, 5% 2/1/25 (FSA Insured)	2,250,000	2,383,802
Pittsburgh Gen. Oblig. Series 2014:
5% 9/1/23 (Build America Mutual Assurance Insured)	575,000	639,192
5% 9/1/28 (Pre-Refunded to 9/1/24 @ 100)	1,300,000	1,506,382
5% 9/1/29 (Pre-Refunded to 9/1/24 @ 100)	1,015,000	1,176,136
5% 9/1/31 (Pre-Refunded to 9/1/24 @ 100)	1,165,000	1,349,950
5% 9/1/32 (Pre-Refunded to 9/1/24 @ 100)	1,000,000	1,158,755
Pittsburgh School District Series 2015, 5% 9/1/23 (FSA Insured)	1,085,000	1,207,237
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev.:
Series 2019 A, 5% 9/1/44 (FSA Insured)	3,600,000	4,427,190
Series 2019 B:
4% 9/1/34 (FSA Insured)	2,000,000	2,389,247
4% 9/1/35 (FSA Insured)	400,000	475,478
Reading School District Series 2017:
5% 3/1/35 (FSA Insured)	1,000,000	1,210,286
5% 3/1/36 (FSA Insured)	1,050,000	1,267,758
5% 3/1/37 (FSA Insured)	1,600,000	1,927,955
Saint Mary Hosp. Auth. Health Sys. Rev. (Trinity Health Proj.) Series 2012 B, 5% 11/15/26	1,000,000	1,234,992
Southcentral Pennsylvania Gen. Auth. Rev.:
Series 2015:
4% 12/1/30	1,040,000	1,137,311
5% 12/1/22	30,000	32,275
5% 12/1/27	1,480,000	1,727,259
5% 12/1/29	1,000,000	1,151,902
Series 2019 A, 4% 6/1/49	4,650,000	5,228,621
Susquehanna Area Reg'l. Arp Auth. Series 2017:
5% 1/1/35 (a)	1,000,000	1,105,428
5% 1/1/38 (a)	1,125,000	1,237,714
Union County Hosp. Auth. Rev. Series 2018 B, 5% 8/1/48	6,000,000	6,897,907
West Mifflin Area School District Series 2016:
5% 4/1/24 (FSA Insured)	1,250,000	1,403,548
5% 4/1/26 (FSA Insured)	1,000,000	1,190,275
5% 4/1/28 (FSA Insured)	1,390,000	1,690,052
West Shore Area Auth. Hosp. Rev. Series 2011 B, 5.75% 1/1/41 (Pre-Refunded to 1/1/22 @ 100)	1,500,000	1,562,120
Westmoreland County Indl. Dev. Auth. (Excela Health Proj.) Series 2020 A:
4% 7/1/21	500,000	503,614
4% 7/1/22	600,000	622,340
4% 7/1/23	1,125,000	1,198,614
4% 7/1/26	1,000,000	1,127,996
4% 7/1/37	1,400,000	1,585,929
5% 7/1/27	200,000	239,847
5% 7/1/28	1,130,000	1,377,777
5% 7/1/29	500,000	615,968
5% 7/1/30	1,000,000	1,247,073
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series 2001 A, 0% 8/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,550,000	6,504,386

TOTAL PENNSYLVANIA		487,183,795

Pennsylvania, New Jersey - 1.3%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2012 A:
5% 7/1/22	500,000	529,165
5% 7/1/23	1,000,000	1,058,737
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2018 A:
5% 1/1/37	1,000,000	1,241,091
5% 1/1/38	1,300,000	1,609,055
5% 1/1/39	1,000,000	1,234,532
5% 1/1/40	1,100,000	1,355,117

TOTAL PENNSYLVANIA, NEW JERSEY		7,027,697

TOTAL MUNICIPAL BONDS
(Cost $465,063,674)		494,964,318

Municipal Notes - 4.8%
Pennsylvania - 4.8%
Philadelphia Hospitals & Higher Ed. Facilities Auth. Health Systems Rev. (The Childrens Hosp. of Philadelphia Proj.) Series 2002 B, 0.06% 4/1/21 (Liquidity Facility Wells Fargo Bank NA), VRDN (c)	4,700,000	$4,700,000
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev.:
(The Children'S Hosp. of Philadelphia Proj.) Series 2011 A, 0.06% 4/1/21 (Liquidity Facility Bank of America NA), VRDN (c)	7,400,000	7,400,000
(The Children's Hosp. of Philadelphia Proj.) Series 2011 B, 0.06% 4/1/21 (Liquidity Facility Bank of America NA), VRDN (c)	4,300,000	4,300,000
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 E, 0.06% 4/1/21 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (c)	9,600,000	9,600,000
TOTAL MUNICIPAL NOTES
(Cost $26,000,000)		26,000,000
TOTAL INVESTMENT IN SECURITIES - 96.0%
(Cost $491,063,674)		520,964,318
NET OTHER ASSETS (LIABILITIES) - 4.0%		21,897,657
NET ASSETS - 100%		$542,861,975

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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